Provision for Pension and Other Post-Retirement Medical Benefits	12 Months Ended
Dec. 31, 2010
Provision for Pension and Other Post-Retirement Medical Benefits Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The provision for pension and post-retirement medical funding represents the provision for health care and pension benefits for employees, retired employees and their dependants.

Defined benefit plans

The retirement schemes as at December 31, 2010, 2009 and 2008, consist of the following which reflects the following provision values:

	2010	2009	2008
	$	$	$

AngloGold Ashanti Pension Fund (asset)/liability	-	(5)	11
Post-retirement medical scheme for AngloGold Ashanti South Africa employees	179	149	115
Other defined benefit plans	12	10	11
Sub total	191	154	137
Transferred to other non-current assets. Refer to Note 16.
AngloGold Ashanti Pension Fund	-	5	-
Post-retirement medical scheme for Rand Refinery employees	3	2	2
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126

South Africa defined benefit pension fund

The plan is evaluated by independent actuaries on an annual basis as at December 31. The valuation as at December 31, 2010 was completed at the beginning of 2011. The most recent regulatory valuation effective December 31, 2008 was completed in March 2010. The next regulatory valuation will have an effective date no later than December 31, 2011.

All South African pension funds are governed by the Pension Funds Act of 1956 as amended.

	Information with respect to the defined benefit fund, which includes benefits for AngloGold Ashanti employees, for the year ended December 31, is set forth in the table below:

		Pension benefits
		2010	2009	2008
		$	$	$
	Change in benefit obligation
	Benefit obligation at January 1,	269	199	257
	Service cost	7	6	6
	Interest cost	25	16	17
	Plan participants’ contributions	2	2	2
	Actuarial loss/(gain)	21	(2)	16
	Benefits paid	(28)	(8)	(24)
	Translation	38	56	(75)
	Benefit obligation at December 31,	334	269	199

	Change in plan assets
	Fair value of plan assets at January 1,	274	188	293
	Actual return on plan assets	40	32	(7)
	Company contributions	8	5	5
	Plan participants’ contributions	2	2	2
	Benefits paid	(28)	(8)	(24)
	Translation	38	55	(81)
	Fair value of plan assets at December 31,	334	274	188

	Funded/(Unfunded) status at end of year	-	5	(11)
	Net amount recognized	-	5	(11)

	Components of net periodic benefit cost
	Service cost	7	6	6
	Interest cost	25	16	17
	Actuarial gains and losses	10	(14)	49
	Expected return on assets	(29)	(20)	(26)
	Net periodic benefit cost	13	(12)	46

	Accumulated benefit obligation at December 31,	290	230	170

	Assumptions
	Weighted-average assumptions used to determine benefit obligations at December 31,
	Discount rate	8.50%	9.25%	7.25%
	Rate of compensation increase	7.25%	7.50%	5.25%

	Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
	Discount rate	8.50%	9.25%	7.25%
	Expected long-term return on plan assets	9.99%	10.63%	9.28%
	Rate of compensation increase(1)	7.25%	7.50%	5.25%
	Pension increase	4.73%	4.95%	3.60%

(1)	Short-term compensation rate increase	7.50%	7.00%	10.00%
	Long-term compensation rate increase	7.25%	7.50%	5.25%

The expected long-term return on plan assets is determined using the after tax return of RSA Government long bond yields as a guide.

	Pension benefits
	2010	2009
	%	%
Plan assets
AngloGold Ashanti’s pension plan asset allocations at December 31, 2010 and 2009, by asset category are as follows:

Asset category
Equity securities	60%	60%
Debt securities	36%	32%
Other	4%	8%
	100%	100%

Fair value of plan assets

The following table sets out the Company’s plan assets measured at fair value, by level within the hierarchy as at December 31, 2010 (in US Dollars, millions):

Description	Level 1	Level 2	Level 3	Total
Domestic equity security	150			150
Foreign equity securities	50			50
Domestic fixed interest bonds	95			95
Foreign fixed interest bonds	13			13
Real estate investment trust	4			4
Cash	11			11
Unlisted specialized credit		11		11

Fair value of level 1 plan assets is based on quoted market prices.

Fair value of level 2 plan assets is based on market interest rates (for fixed rate investments) accrued interest and credit risk ratings.

Investment policy

The Trustees have adopted a long-term horizon in formulating the Fund's investment strategy, which is consistent with the term of the Fund's liabilities. The investment strategy aims to provide a reasonable return relative to inflation across a range of market conditions.

The Trustees have adopted different strategic asset allocations for the assets backing pensioner and active member liabilities. The strategic asset allocation defines what proportion of the Fund's assets should be invested in each major asset class. The Trustees have then selected specialist investment managers to manage the assets in each asset class according to specific performance mandates instituted by the Trustees.

The Trustees have also put in place a detailed Statement of Investment Principles that sets out the Fund's overall investment philosophy and strategy.

Fund returns are calculated on a monthly basis, and the performance of the managers and Fund as a whole is formally reviewed by the Fund's Investment Sub-Committee at least every six months.

	2010			2009
	No. of	Percentage of	Fair Value	No. of	Percentage of	Fair Value
	Shares	total assets	$	Shares	total assets	$
Related parties
Investments held in related parties are summarized as follows:

Equity securities
AngloGold Ashanti Limited	119,758	1.8%	6	296,410	4.5%	12

Other investments exceeding 5% of total plan assets
Equities
Sasol Limited	-	-	-	424,680	6.2%	17
SABMiller Plc	-	-	-	759,600	8.0%	22
Bonds
IFM Corporate Bond Unit Trust	267,975,059	12.2%	41	158,630,977	7.3%	20
Allan Gray Orbis Global Equity Fund	243,210	9.0%	30	312,715	13.0%	36
			71			95

Cash flows
$
Contributions
Expected Company contribution to its pension plan in 2011	7

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	25
2012	25
2013	25
2014	26
2015	26
2016 – 2020	133

South Africa post-retirement medical benefits

The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants. The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last actuarial valuation was performed at December 31, 2010.

Information with respect to the defined benefit liability, which includes post-retirement medical benefits for AngloGold Ashanti South Africa employees, for the year ended December 31, is set forth in the table below:

	Other benefits
	2010	2009	2008
	$	$	$
Change in benefit obligation
Benefit obligation at January 1,	149	115	168
Service cost	1	-	1
Interest cost	13	9	11
Benefits paid	(14)	(10)	(11)
Actuarial loss/(gain)	10	4	(8)
Translation	20	31	(46)
Benefit obligation at December 31,	179	149	115
Unfunded status at end of year	(179)	(149)	(115)
Net amount recognized	(179)	(149)	(115)

Components of net periodic benefit cost
Service cost	1	-	1
Interest cost	13	9	11
Actuarial gains and losses	10	4	(8)
	24	13	4

The assumptions used in calculating the above amounts are:
Discount rate	8.50%	9.25%	7.25%
Expected increase in health care costs	7.60%	7.00%	5.50%

Assumed health care cost trend rates at December 31,
Health care cost trend assumed for next year	7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)	7.60%	7.00%	5.50%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effect:

	1-percentage point	1-percentage point
	increase	decrease
Effect on total service and interest cost	2	(2)
Effect on post-retirement benefit obligation	22	(19)

Cash flows
$
Contributions
Expected Company contributions to the post-retirement medical plan in 2011	14

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	14
2012	16
2013	16
2014	16
2015	16
2016 – 2020	85

Other defined benefit plans

Other defined benefit plans include the Ashanti Retired Staff Pension Plan, the Obuasi Mines Staff Pension Scheme, the Post-retirement medical scheme for Rand Refinery employees, the Retiree Medical Plan for the United States of America employees, the Supplemental Employee Retirement Plan for North America (USA) Inc. employees and the Nuclear Fuels South Africa (NUFCOR) – Retiree Medical Plan for Nufcor South African employees.

Information in respect of other defined benefit plans for the years ended December 31, 2010, 2009 and 2008 have been aggregated in the tables of change in benefit obligations, change in plan assets and components of net periodic benefit cost as follows:

Aggregated information in respect of the other defined benefit plans, for the year ended December 31, is set forth in the table below:

	2010	2009	2008
	$	$	$

Change in benefit obligations
Balance at January 1,	18	17	18
Interest cost	1	-	-
Actuarial loss	5	-	-
Benefits paid	(2)	(1)	(1)
Translation	-	2	-
Balance at December 31,	22	18	17

Change in plan assets
Fair value of plan assets at January 1,	8	6	9
Actual return on plan assets	2	-	(1)
Benefits paid	(1)	-	-
Translation	1	2	(2)
Fair value of plan assets at December 31,	10	8	6

Unfunded status at end of year	(12)	(10)	(11)
Net amount recognized	(12)	(10)	(11)

Components of net periodic benefit cost
Interest cost	1	-	-
Actuarial gains and losses	(1)	-	1
	-	-	1

Accumulated benefit obligation at December 31,	12	10	10

Cash flows
The other retirement defined benefit plans are all closed to new members and current members are either retired or deferred members. The Company does not make a contribution to these plans.

$

Estimated future benefit payments
The following pension benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:

2011	2
2012	2
2013	2
2014	2
2015	2
2016 – 2020	8

Defined contribution funds

The following table sets forth the cost of providing retirement benefits.

	2010	2009	2008
	$	$	$

Australia (Sunrise Dam) (1)	4	4	3
Namibia (Navachab) (2)	1	1	1
Tanzania (Geita) (3)	-	-	-
United States of America (Cripple Creek & Victor) (4)	2	2	2
Argentina and Brazil (AngloGold Ashanti Córrego do Sitío Mineração, Cerro Vanguardia and Serra Grande) (5)	4	1	3
Ghana and Guinea (Iduapriem, Obuasi and Siguiri) (6)	5	4	4
South Africa (Great Noligwa, Kopanang, Moab Khotsong, Mponeng, Savuka and TauTona) (7)	48	41	36
	64	53	49
Contributions to the various retirement schemes are fully expensed during the year.

Contributions are to various approved superannuation funds for the provision of benefits to employees and their dependants on retirement, disability or death. The fund is a multi-industry national fund with defined contribution arrangements. Contribution rates by the operation on behalf of employees varies, with minimum contributions meeting compliance requirements under the Superannuation Guarantee legislation. The contributions by the operation are legally enforceable to the extent required by the Superannuation Guarantee legislation and relevant employment agreements. Contributions in 2008 included Boddington.

Navachab employees are members of a defined contribution provident fund. The fund is administered by the Old Mutual Assurance Company (Namibia) Limited. Both the Company and the employees contribute to this fund

Geita does not have a retirement scheme for employees. Tanzanian nationals contribute to the National Social Security Fund (NSSF) or the Parastatal Provident Fund (PPF), depending on the employee's choice, and the Company also makes a contribution on the employee's behalf to the same fund. On leaving the Company, employees may withdraw their contribution from the fund. From July 2005, the Company has set up a supplemental provident fund which is administered by the PPF with membership available to permanent national employees on a voluntary basis. The Company makes no contribution towards any retirement schemes for contracted expatriate employees. The Company contributes to the NSSF on behalf of expatriate employees. On termination of employment the Company may apply for a refund of contributions from the NSSF.

AngloGold Ashanti USA sponsors a 401(k) savings plan whereby employees may contribute up to 60 percent of their salary, of which up to 5 percent is matched at a rate of 150 percent by AngloGold Ashanti USA.

AngloGold Ashanti Limited operates defined contribution arrangements for their employees in Argentina and Brazil. These arrangements are funded by the operations (basic plan) and operations/employees (optional supplementary plan). A PGBL (Plano Gerador de Beneficio Livre) fund, similar to the American 401 (k) type of plan was started in December 2001. Administered by Bradesco Previdencia e Seguros (which assumes the risk for any eventual actuarial liabilities), this is the only private pension plan sponsored by the Company in Brazil. Employees in Argentina contribute 11 percent of their salaries towards the Argentinean government pension fund. The Company makes a contribution of 17 percent of an employee's salary on behalf of employees to the same fund.

The Company's mines in Ghana and Guinea contribute to provident plans for their employees which are defined contribution plans. The funds are administered by Boards of Trustees and invested mainly in Ghana and Guinea government treasury instruments, fixed term deposits and other investments.

South Africa contributes to various industry-based pension and provident retirement plans which cover substantially all employees and are defined contribution plans. These plans are all funded and the assets of the schemes are held in administrated funds separately from the Company's assets.